Financial Liabilities at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trading liabilities:
Trading securities, liabilities	€ 71,148	€ 56,592
Other trading liabilities	314	437
Total trading liabilities	71,462	57,029
Negative market values from derivative financial instruments	342,726	463,858
Total financial liabilities classified as held for trading:	414,189	520,887
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	53,840	50,397
Loan commitments	8	40
Long-term debt	6,439	6,473
Other financial liabilities designated at fair value through profit or loss	3,587	3,582
Total financial liabilities designated at fair value through profit or loss	63,874	60,492
Investment contract liabilities	574	592
Total financial liabilities at fair value through profit or loss	€ 478,636	€ 581,971